                                AIM BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM SELECT GROWTH FUND
                            AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                                AIM VALUE II FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                       Supplement dated December 14, 2000
        to the Statement of Additional Information dated August 31, 2000


Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

The following information is added to the table appearing under the heading "MANAGEMENT - Trustees and Officers" on page 33 of the Statement of Additional
Information:


                                                 POSITIONS
                                                 HELD WITH      PRINCIPAL OCCUPATION DURING AT
       "NAME, ADDRESS AND AGE                    REGISTRANT        LEAST THE PAST 5 YEARS
       ----------------------                    ----------     ------------------------------
       ALBERT R. DOWDEN (59)                      Trustee       Chairman of the Board of Directors, The
       1815 Central Park Drive                                  Cortland Trust (investment company) and
       P.O. Box 774000-PMB #222                                 DHJ Media, Inc.; and Director, Magellan
       Steamboat Springs, CO 80477                              Insurance Company. Formerly, Director,
                                                                President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior
                                                                Vice President, AB Volvo; and Director,
                                                                The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."